SUPPLEMENTARY INSURANCE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule of supplementary information for insurance operations
Reinsurance fees in respect of longevity reinsurance arrangements are recognized when due to reinsurers and are included in premiums ceded in the Combined Consolidated Statements of Operations:

AS AT DEC. 31 US$ MILLIONS	2021	2020
Reinsurance fees in respect of longevity reinsurance arrangements	$1	$—
SUPPLEMENTARY INSURANCE INFORMATION
The following table presents supplementary information for our two reportable segments:

Reinsurance

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Insurance reserves	$6,254	$—	$—
Deferred acquisition costs	776	—	—
Net investment income on reserve assets	47	—	—
Benefit expenses	220	—	—
Gross premiums	6,190	—	—
Amortization of deferred acquisition costs and other	1	—	—

Pension Risk Transfer

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Insurance reserves	$2,243	$1,339	$856
Reinsurance assets	169	190	197
Net investment income on reserve assets	(3)	82	56
Benefit expenses	90	63	39
Benefit expenses ceded	(18)	(25)	(14)
Gross premiums	1,017	431	504
Ceded premiums	(1)	(1)	(179)